GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 20,227	$ 14,714
Acquisitions through business combinations	9,581	6,591
Impairment losses	(121)	(177)
Foreign currency translation and other	(1,025)	(901)
Ending balance	28,662	20,227
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	21,216	15,539
Acquisitions through business combinations		6,591
Impairment losses	0	0
Foreign currency translation and other	(1,030)	(914)
Ending balance	29,767	21,216
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(989)	(825)
Acquisitions through business combinations	0	0
Impairment losses	121	177
Foreign currency translation and other	5	13
Ending balance	$ (1,105)	$ (989)